SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Financial Expenses Net [Abstract]
Professional services	$ 1,489	$ 1,697	$ 727
Payroll and related expenses	780	688	154
D&O insurance	653	935	360
Rent and office maintenance	249	210	37
Share-based compensation expense	1,104	713	20
Other expenses	172	105	19
Total General and administrative expenses	$ 4,447	$ 4,348	$ 1,317